Performance Management	Sep. 29, 2025
NEOS S&P 500(R) High Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Shares over time to the performance of a broad-based market index and a secondary index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.neosfunds.com or by calling 833-833-1311.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	03/31/2024	7.70%
Worst Quarter:	9/30/2023	-2.57%
The Fund’s calendar year-to-date return as of June 30, 2025, was 5.38%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	5.38%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.70%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.57%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One-Year	Since Inception (8/30/2022)
Return Before Taxes	19.03%	13.92%
Return After Taxes on Distributions (No Load)	18.82%	13.20%
Return After Taxes on Distributions and Sale of Fund Shares (No Load)	11.39%	10.58%
Cboe S&P 500® BuyWrite Monthly Index – BXM*	20.12%	12.53%
S&P 500® Total Return Index**	25.02%	19.37%
*	The CBOE S&P 500® BuyWrite Monthly Index – BXM is designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500® index call options. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

**	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Unlike the Fund’s returns, the Index does not reflect any fees or expenses.
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.neosfunds.com
Performance Availability Phone [Text]	833-833-1311
NEOS Enhanced Income Aggregate Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.neosfunds.com or by calling 833-833-1311.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	12/31/2023	6.91%
Worst Quarter:	9/30/2023	-3.20%
The Fund’s calendar year-to-date return as of June 30, 2025, was 4.19%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	4.19%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.91%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.20%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One-Year	Since Inception (8/30/2022)
Return Before Taxes	1.84%	2.53%
Return After Taxes on Distributions (No Load)	0.13%	0.90%
Return After Taxes on Distributions and Sale of Fund Shares (No Load)	1.12%	1.28%
Bloomberg US Aggregate Bond Index*	1.25%	1.59%

*	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Unlike the Fund’s returns, the Index does not reflect any fees or expenses.
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.neosfunds.com
Performance Availability Phone [Text]	833-833-1311
NEOS Enhanced Income 1-3 Month T-Bill ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Shares over time to the performance of a broad-based market index and a secondary index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.neosfunds.com or by calling 833-833-1311.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	3/31/2023	1.72%
Worst Quarter:	3/31/2024	1.33%
The Fund’s calendar year-to-date return as of June 30, 2025, was 2.48%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	2.48%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.72%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	1.33%
Lowest Quarterly Return, Date	Mar. 31, 2024
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One-Year	Since Inception (8/30/2022)
Return Before Taxes	5.69%	5.72%
Return After Taxes on Distributions (No Load)	3.40%	3.48%
Return After Taxes on Distributions and Sale of Fund Shares (No Load)	3.39%	3.44%
Bloomberg 1-3 Month US Treasury Bill Index*	5.32%	4.94%
Bloomberg US Aggregate Bond Index**	1.25%	1.59%
*	The Bloomberg 1-3 Month US Treasury Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months, and includes all publicly issued U.S. Treasury Bills that have a remaining maturity of less than 3 months and at least 1 month and that are rated investment-grade. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.
**	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Unlike the Fund’s returns, the Index does not reflect any fees or expenses.
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.neosfunds.com
Performance Availability Phone [Text]	833-833-1311
NEOS Nasdaq-100(R) High Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund does not have a full calendar year of performance and therefore, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information are mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting the Fund’s website at www.neosfunds.com

Performance One Year or Less [Text]	The Fund does not have a full calendar year of performance and therefore, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.neosfunds.com
NEOS Bitcoin High Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund has not completed a full calendar year and therefore, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at www.Neosfunds.com.

Performance One Year or Less [Text]	The Fund has not completed a full calendar year and therefore, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.Neosfunds.com
NEOS Enhanced Income 20+ Year Treasury Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund does not have a full calendar year of performance, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	Because the Fund does not have a full calendar year of performance, no performance information is presented for the Fund at this time.
NEOS Enhanced Income Credit Select ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The Fund acquired all of the assets and liabilities of the WSTCM Credit Select Risk-Managed Fund, a series of the WST Investment Trust (the “Predecessor Fund”), in tax-free reorganization on September 27, 2024. The Fund adopted the financial statements of the Predecessor Fund, the accounting survivor of the Reorganization. Performance results shown in the bar chart and the performance table below reflect the performance of the Predecessor Fund prior to September 27, 2024. Note that the Fund is managed by a new investment adviser using substantially the same investment strategy as employed for the Predecessor Fund with the addition of a put option strategy designed to generate additional income. In addition, the Fund is an exchange-traded fund, while the Predecessor Fund was a mutual fund prior to the Reorganization. The Predecessor Fund’s investment objective was modified to additionally seek tax efficient monthly income.

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Fund’s and Predecessor Fund’s average annual total returns for one year, five years, and since inception compare with those of a broad-based securities market index and a supplemental index. The bar chart and table show the performance of the Predecessor Fund’s Institutional Shares. How the Predecessor Fund and the Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is also available on the Fund’s website at www.neosfunds.com.

Performance Past Does Not Indicate Future [Text]	How the Predecessor Fund and the Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Fund’s and Predecessor Fund’s average annual total returns for one year, five years, and since inception compare with those of a broad-based securities market index and a supplemental index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]

Best Quarter	12/31/2023	5.07%
Worst Quarter	03/31/2022	-1.59%

Bar Chart Closing [Text Block]	The Fund’s calendar year-to-date return as of June 30, 2025 was 2.95%
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	2.95%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.07%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(1.59%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
	One Year	Five Years	Ten Years	Since Inception (September 30, 2014)
Return Before Taxes	4.96%	4.30%	4.14%	3.92%
Return After Taxes on Distributions	2.39%	2.80%	2.58%	2.40%
Return After Taxes on Distributions and Sale of Fund Shares	2.91%	2.67%	2.51%	2.35%
Bloomberg U.S. Corporate High Yield Bond Index(1)	8.19%	4.21%	5.17%	4.94%
Bloomberg U.S. Aggregate Bond Index(2)	1.25%	-0.33%	1.35%	1.49%

(1)	The Bloomberg U.S. Corporate High Yield Bond Index is a broad-based unmanaged index that is generally considered to be representative of the performance of fixed-rate, non-investment-grade debt. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.
(2)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Unlike the Fund’s returns, the Index does not reflect any fees or expenses.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	www.neosfunds.com
NEOS Nasdaq-100(R) Hedged Equity Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund acquired the assets and liabilities of the Nationwide Nasdaq-100® Risk-Managed Income ETF, a series of the ETF Series Solutions (the “Predecessor Fund”) on November 8, 2024. The Fund adopted the financial statements of the Predecessor Fund, the accounting successor of the Reorganization. Performance results shown in the bar chart and the performance table below reflect the performance of the Predecessor Fund for periods prior to November 8, 2024. Note that while the investment strategy of the Fund and the Predecessor Fund both include an options strategy designed to reduce volatility and provide a measure of downside protection, the options strategy employed for the Fund has been modified.

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31. The table illustrates how the Fund’s average annual returns over various periods compared with those of a broad measure of market performance as well as an additional index that represents the asset classes in which the Fund invests. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.neosfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The table illustrates how the Fund’s average annual returns over various periods compared with those of a broad measure of market performance as well as an additional index that represents the asset classes in which the Fund invests.
Bar Chart [Heading]	Calendar Year Total Return
Bar Chart [Table]

Best Quarter	06/30/2020	16.13%
Worst Quarter	06/30/2022	-20.14%

Bar Chart Closing [Text Block]	The Fund's calendar year-to-date return as of June 30, 2025 was 5.20%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	5.20%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.14%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance [Table]
	1 Year	5 Years	Since Inception (12/19/19)
Return Before Taxes	25.64%	9.10%	9.15%
Return After Taxes on Distributions (No load)	25.59%	9.05%	9.07%
Return After Taxes on Distributions and Sale of Shares (No load)	15.21%	7.16%	7.20%
Cboe S&P 500 Zero-Cost Put Spread Collar Index (reflects no deduction for fees, expenses, or taxes)	20.52%	10.47%	10.40%
Nasdaq® Composite Total Return Index (reflects no deduction for fees, expenses, or taxes)	29.57%	17.49%	17.59%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Performance Availability Website Address [Text]	www.neosfunds.com
NEOS Real Estate High Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund has not completed a full calendar year of operations and therefore, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at www.neosfunds.com.

Performance One Year or Less [Text]	The Fund has not completed a full calendar year of operations and therefore, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.neosfunds.com
NEOS Russell 2000 High Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund does not have a full calendar year of performance and therefore, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at www.neosfunds.com.

Performance One Year or Less [Text]	The Fund does not have a full calendar year of performance and therefore, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.neosfunds.com
NEOS S&P 500(R) Hedged Equity Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund has not completed a full calendar year of operations and therefore, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at www.neosfunds.com.

Performance One Year or Less [Text]	The Fund has not completed a full calendar year of operations and therefore, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.neosfunds.com